                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05634

Morgan Stanley Strategist Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2006

Date of reporting period: January 31, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY STRATEGIST FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six months ended January 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2006

                                                                LEHMAN       LIPPER
                                                         BROTHERS U.S.     FLEXIBLE
                                                  S&P      GOVERNMENT/    PORTFOLIO
                                               500(R)           CREDIT        FUNDS
 CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)         INDEX(2)     INDEX(3)
   6.79%      6.36%      6.36%      6.86%       4.67%            0.58%        6.76%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The S&P 500(R) Index, a broad benchmark for large-capitalization U.S. stocks, remained in a stable trading range during the reporting period, punctuated by strong monthly returns in November and January. Bonds were even less volatile and provided investors with meager total returns. Meanwhile, as policymakers at the Federal Reserve (the "Fed") continued to raise short-term rates, cash equivalents became a competitive alternative to stocks and bonds for the first time in many years.

While many factors conspired to limit the gains of stocks and bonds during the six-month period, Fed policy seemed the most consistently cited uncertainty for investors. When would the Fed stop raising rates and at what level would consumers begin to slow their spending activities? Would change at the helm of the Fed -- from a long-standing, battle-tested veteran to an academically oriented newcomer -- coincide with growth or recession? Against the backdrop of these unanswered questions, the markets closed the reporting period with little more visibility than at the start.

In addition to monetary policy uncertainty, other factors contributed to investors' lack of confidence in the markets. These included the sluggishness of corporate profits, some bubbling up of wage inflation, and geopolitical events in the Middle East and elsewhere. On a positive note, the U.S. equity market, by-and-large, is presently valued close to its 30-year historical average on a price-to-earnings ratio basis. Moreover, on average, corporations have returned more cash to shareholders via dividends and share buy-back programs than at any time since the late 1980s.

PERFORMANCE ANALYSIS

Morgan Stanley Strategist Fund Class A and Class D shares outperformed the S&P 500 Index, the Lehman Brothers U.S. Government/Credit Index, and the Lipper Flexible Portfolio Funds Index for the six months ended January 31, 2006, assuming no deduction of applicable sales charges. Class B and C shares outperformed the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index and underperformed the Lipper Flexible Portfolio Funds Index for the same period, again assuming no deduction of applicable sales charges.

The Fund's strategic asset allocation target remained unchanged during the six-month period, standing as follows: 65 percent equity (versus a neutral benchmark weight of 55 percent),* 25 percent fixed-income (versus a neutral benchmark weight of 35 percent), and 10 percent cash (versus a neutral benchmark weight of 10 percent). Earlier in 2005, concerns over uncertain monetary policy and the corporate profit cycle prompted us to reduce the Fund's equity allocation and raise cash to a benchmark neutral weight.

The equity portion of the Fund continued to reflect a bias away from more consumer-cyclical sectors and the financial sector and a preference for industrial cyclical industries. While the U.S. consumer's future spending habits appeared difficult to forecast -- especially in light of rising interest rates and a cooling housing market -- capital spending, both in the U.S. and globally, appeared more sustainable. Thus, sectors such as basic materials (metals, mining, and chemicals), information technology (semiconductors, software and Internet services), and industrials (machinery, equipment and rails) were more heavily weighted than financial services and consumer cyclical industries within the equity allocation. Two exceptions to this positioning deserve mention. First, energy -- a sector that one would expect should benefit from capital spending trends -- remained underweighted versus the S&P 500 Index due primarily to our view that energy stock prices appeared to reflect most of the future benefits of this economic cycle. Second, the Fund's equity portfolio was overweighted in consumer staples relative to the Index. We viewed consumer staples as attractive based on valuations and potential strategic opportunities for food and beverage companies.

The fixed-income portfolio remained largely unchanged throughout the reporting period, with the exception of position size adjustments made throughout the year. The fixed-income allocation consisted of U.S. government securities (34.9 percent of the active fixed-income allocation as of the close of the period), mortgage-backed securities (10.6 percent) and non-government securities (39.1 percent). The non-U.S. government portion was broadly diversified with 11.2 percent invested in asset-backed securities and the remainder invested in corporate credits and dollar-denominated non-U.S. government bonds. Cash equivalents represented 15.4 percent of the allocation, with most investments in short duration, non-money market securities such as high-coupon mortgage securities. As of the close of the period, the effective duration of the fixed-income portfolio was 4.61 years.

* SOURCE: MORGAN STANLEY INVESTMENT MANAGEMENT.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

U.S. Treasury Securities                          11.0%
Fed. Natl. Mtge. Assoc.                            2.6
Apple Computer, Inc.                               2.1
United States Steel Corp.                          1.7
Corning, Inc.                                      1.7
Caterpillar Inc.                                   1.6
Hospira, Inc.                                      1.6
Motorola, Inc.                                     1.4
Archer-Daniels-Midland Co.                         1.4
Citigroup, Inc.                                    1.4

PORTFOLIO COMPOSITION

Common Stocks                                     68.5%
U.S. Government Agencies & Obligations            13.9
Short-Term Paper                                   8.2
Corp Notes/Bonds                                   5.5
Asset-Backed                                       3.8
Foreign Government Bonds                           0.1

DATA AS OF JANUARY 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS. IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE INVESTMENT ADVISER ALLOCATES THE FUND'S ASSETS BASED ON, AMONG OTHER THINGS, ITS ASSESSMENT OF THE EFFECTS OF ECONOMIC AND MARKET TRENDS ON DIFFERENT SECTORS OF THE MARKET. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC

REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JANUARY 31, 2006

                  CLASS A SHARES*        CLASS B SHARES**       CLASS C SHARES+       CLASS D SHARES++
                 (SINCE 07/28/97)       (SINCE 10/31/88)       (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                     SRTAX                  SRTBX                  SRTCX                 SRTDX
1 YEAR                   12.65%(4)              11.84%(4)              11.81%(4)             12.89%(4)
                          6.74(5)                6.84(5)               10.81(5)                 --
5 YEARS                   2.99(4)                2.19(4)                2.19(4)               3.21(4)
                          1.88(5)                1.82(5)                2.19(5)                 --
10 YEARS                    --                   7.61(4)                  --                    --
                            --                   7.61(5)                  --                    --
SINCE INCEPTION           6.50(4)                9.85(4)                5.68(4)               6.74(4)
                          5.83(5)                9.85(5)                5.68(5)                 --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND CORPORATE AND YANKEE BONDS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/05 - 01/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              BEGINNING         ENDING         EXPENSES PAID
                                                            ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD *
                                                            -------------    -------------    ---------------
                                                                                                08/01/05 -
                                                               08/01/05         01/31/06         01/31/06
                                                            -------------    -------------    ---------------
CLASS A
Actual (6.79% return)                                       $    1,000.00    $    1,067.90    $          4.85
Hypothetical (5% annual return before expenses)             $    1,000.00    $    1,020.52    $          4.74

CLASS B
Actual (6.36% return)                                       $    1,000.00    $    1,063.60    $          8.74
Hypothetical (5% annual return before expenses)             $    1,000.00    $    1,016.74    $          8.54

CLASS C
Actual (6.36% return)                                       $    1,000.00    $    1,063.60    $          8.74
Hypothetical (5% annual return before expenses)             $    1,000.00    $    1,016.74    $          8.54

CLASS D
Actual (6.86% return)                                       $    1,000.00    $    1,068.60    $          3.55
Hypothetical (5% annual return before expenses)             $    1,000.00    $    1,021.78    $          3.47

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.93%, 1.68%, 1.68% AND 0.68% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY STRATEGIST FUND

PORTFOLIO OF INVESTMENTS - JANUARY 31, 2006 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (68.6%)
              ADVERTISING/MARKETING SERVICES (0.7%)
   84,070     Omnicom Group, Inc.                                                                                    $    6,876,085
                                                                                                                     --------------
              AEROSPACE & DEFENSE (1.6%)
  156,335     Northrop Grumman Corp.                                                                                      9,713,094
  136,300     Raytheon Co.                                                                                                5,584,211
                                                                                                                     --------------
                                                                                                                         15,297,305
                                                                                                                     --------------
              AGRICULTURAL COMMODITIES/MILLING (1.4%)
  416,900     Archer-Daniels-Midland Co.                                                                                 13,132,350
                                                                                                                     --------------
              BEVERAGES: NON-ALCOHOLIC (0.7%)
  164,605     Coca-Cola Co. (The)                                                                                         6,811,355
                                                                                                                     --------------
              BIOTECHNOLOGY (2.9%)
  139,000     Celgene Corp.*                                                                                              9,889,850
   94,540     Gilead Sciences, Inc.*                                                                                      5,754,650
  334,100     Vertex Pharmaceuticals Inc.*                                                                               11,934,052
                                                                                                                     --------------
                                                                                                                         27,578,552
                                                                                                                     --------------
              CHEMICALS: MAJOR DIVERSIFIED (0.6%)
  132,170     Dow Chemical Co. (The)                                                                                      5,590,791
                                                                                                                     --------------
              CHEMICALS: SPECIALTY (0.7%)
  101,820     Ashland Inc.                                                                                                6,711,974
                                                                                                                     --------------
              COMPUTER COMMUNICATIONS (1.0%)
  534,430     Cisco Systems, Inc.*                                                                                        9,924,365
                                                                                                                     --------------
              COMPUTER PERIPHERALS (0.8%)
  567,500     EMC Corp.*                                                                                                  7,604,500
                                                                                                                     --------------
              COMPUTER PROCESSING HARDWARE (2.1%)
  260,180     Apple Computer, Inc.*                                                                                      19,646,192
                                                                                                                     --------------
              DEPARTMENT STORES (0.6%)
  125,060     Kohl's Corp.*                                                                                               5,551,413
                                                                                                                     --------------
              DISCOUNT STORES (1.1%)
  202,180     Costco Wholesale Corp.                                                                                     10,086,760
                                                                                                                     --------------
              ELECTRIC UTILITIES (1.1%)
  104,500     Ameren Corp.                                                                                                5,304,420
   94,500     FirstEnergy Corp.                                                                                           4,734,450
                                                                                                                     --------------
                                                                                                                         10,038,870
                                                                                                                     --------------
              ELECTRICAL PRODUCTS (1.0%)
  126,440     Emerson Electric Co.                                                                                        9,792,778
                                                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              ELECTRONIC PRODUCTION EQUIPMENT (0.9%)
  429,400     Applied Materials, Inc.                                                                                $    8,180,070
                                                                                                                     --------------
              ELECTRONICS/APPLIANCES (1.0%)
  200,000     Sony Corp. (ADR) (Japan)                                                                                    9,780,000
                                                                                                                     --------------
              ENVIRONMENTAL SERVICES (1.2%)
  354,930     Waste Management, Inc.                                                                                     11,208,689
                                                                                                                     --------------
              FINANCIAL CONGLOMERATES (3.3%)
  188,760     American Express Co.                                                                                        9,900,462
  246,490     Citigroup, Inc.                                                                                            11,481,504
  250,230     JPMorgan Chase & Co.                                                                                        9,946,643
                                                                                                                     --------------
                                                                                                                         31,328,609
                                                                                                                     --------------
              FOOD: MAJOR DIVERSIFIED (2.3%)
  307,830     ConAgra Foods Inc.                                                                                          6,381,316
  208,170     Kellogg Co.                                                                                                 8,930,493
  228,295     Kraft Foods Inc. (Class A)                                                                                  6,721,005
                                                                                                                     --------------
                                                                                                                         22,032,814
                                                                                                                     --------------
              FOOD: MEAT/FISH/DAIRY (0.8%)
  193,450     Dean Foods Co.*                                                                                             7,337,559
                                                                                                                     --------------
              HOUSEHOLD/PERSONAL CARE (0.7%)
  125,050     Colgate-Palmolive Co.                                                                                       6,863,994
                                                                                                                     --------------
              INDUSTRIAL CONGLOMERATES (2.1%)
  297,140     General Electric Co.                                                                                        9,731,335
  269,000     Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                                10,563,630
                                                                                                                     --------------
                                                                                                                         20,294,965
                                                                                                                     --------------
              INFORMATION TECHNOLOGY SERVICES (2.0%)
  300,000     Electronic Data Systems Corp.                                                                               7,557,000
  145,840     International Business Machines Corp.                                                                      11,856,792
                                                                                                                     --------------
                                                                                                                         19,413,792
                                                                                                                     --------------
              INTEGRATED OIL (2.3%)
  100,200     BP PLC (ADR) (United Kingdom)                                                                               7,245,462
  139,200     Exxon Mobil Corp.                                                                                           8,734,800
   85,000     Royal Dutch Shell PLC (ADR) (Class A)
              (Netherlands)                                                                                               5,789,350
                                                                                                                     --------------
                                                                                                                         21,769,612
                                                                                                                     --------------
              INTERNET SOFTWARE/SERVICES (1.7%)
   17,965     Google, Inc. (Class A)*                                                                                     7,783,336
  243,750     Yahoo!, Inc.*                                                                                               8,370,375
                                                                                                                     --------------
                                                                                                                         16,153,711
                                                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              INVESTMENT BANKS/BROKERS (1.1%)
  688,800     Schwab (Charles) Corp. (The)                                                                           $   10,187,352
                                                                                                                     --------------
              MAJOR BANKS (2.0%)
  263,240     Bank of America Corp.                                                                                      11,643,105
  111,990     Wells Fargo & Co.                                                                                           6,983,696
                                                                                                                     --------------
                                                                                                                         18,626,801
                                                                                                                     --------------
              MAJOR TELECOMMUNICATIONS (0.6%)
  203,342     AT&T Inc.                                                                                                   5,276,725
                                                                                                                     --------------
              MEDIA CONGLOMERATES (0.8%)
  418,420     Time Warner, Inc.                                                                                           7,334,903
                                                                                                                     --------------
              MEDICAL SPECIALTIES (3.5%)
  148,320     Bard (C.R.), Inc.                                                                                           9,406,454
  136,840     Fisher Scientific International, Inc.*                                                                      9,150,491
  339,900     Hospira, Inc.*                                                                                             15,210,525
                                                                                                                     --------------
                                                                                                                         33,767,470
                                                                                                                     --------------
              MOTOR VEHICLES (0.9%)
  321,530     Honda Motor Co., Ltd. (ADR) (Japan)                                                                         9,147,529
                                                                                                                     --------------
              MOVIES/ENTERTAINMENT (1.0%)
  170,000     Pixar, Inc.*                                                                                                9,822,600
                                                                                                                     --------------
              OILFIELD SERVICES/EQUIPMENT (1.9%)
  118,800     Halliburton Co.                                                                                             9,450,540
  202,400     Smith International, Inc.                                                                                   9,108,000
                                                                                                                     --------------
                                                                                                                         18,558,540
                                                                                                                     --------------
              OTHER CONSUMER SERVICES (1.0%)
  225,145     eBay, Inc.*                                                                                                 9,703,750
                                                                                                                     --------------
              PACKAGED SOFTWARE (3.0%)
  394,200     Microsoft Corp.                                                                                            11,096,730
  804,600     Oracle Corp.*                                                                                              10,113,822
  344,140     Sybase, Inc.*                                                                                               7,429,983
                                                                                                                     --------------
                                                                                                                         28,640,535
                                                                                                                     --------------
              PHARMACEUTICALS: MAJOR (2.5%)
  131,190     Johnson & Johnson                                                                                           7,548,673
  130,900     Lilly (Eli) & Co.                                                                                           7,411,558
  196,520     Wyeth                                                                                                       9,089,050
                                                                                                                     --------------
                                                                                                                         24,049,281
                                                                                                                     --------------
              PROPERTY - CASUALTY INSURERS (0.9%)
  160,900     Allstate Corp. (The)                                                                                        8,374,845
                                                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              RAILROADS (0.9%)
   93,500     Union Pacific Corp.                                                                                    $    8,271,010
                                                                                                                     --------------
              SEMICONDUCTORS (2.6%)
  265,821     Freescale Semiconductor Inc. (Class B)*                                                                     6,711,980
  277,450     Intel Corp.                                                                                                 5,901,362
  472,400     Micron Technology, Inc.*                                                                                    6,934,832
  481,213     Taiwan Semiconductor Manufacturing Co. Ltd.
              (ADR) (Taiwan)                                                                                              5,197,100
                                                                                                                     --------------
                                                                                                                         24,745,274
                                                                                                                     --------------
              SPECIALTY TELECOMMUNICATIONS (1.1%)
  837,500     Citizens Communications Co.                                                                                10,276,125
                                                                                                                     --------------
              STEEL (3.0%)
  144,300     Nucor Corp.                                                                                                12,154,389
  275,000     United States Steel Corp.                                                                                  16,431,250
                                                                                                                     --------------
                                                                                                                         28,585,639
                                                                                                                     --------------
              TELECOMMUNICATION EQUIPMENT (4.4%)
  667,680     Corning, Inc.*                                                                                             16,258,008
  587,975     Motorola, Inc.                                                                                             13,352,912
  649,985     Nokia Corp. (ADR) (Finland)                                                                                11,946,724
                                                                                                                     --------------
                                                                                                                         41,557,644
                                                                                                                     --------------
              TOBACCO (1.3%)
  172,820     Altria Group, Inc.                                                                                         12,501,799
                                                                                                                     --------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (1.5%)
  205,400     Caterpillar Inc.                                                                                           13,946,660
                                                                                                                     --------------
              TOTAL COMMON STOCKS
               (COST $461,325,387)                                                                                      652,381,587
                                                                                                                     --------------

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE
---------                                                                            ------          --------
              CORPORATE BONDS (5.5%)
              ADVERTISING/MARKETING SERVICES (0.0%)
$     320     WPP Finance (UK) Corp. (United Kingdom)                                   5.875%       06/15/14               322,496
                                                                                                                     --------------
              AEROSPACE & DEFENSE (0.1%)
      350     Northrop Grumman Corp.                                                    4.079        11/16/06               347,781
      199     Raytheon Co.                                                               6.15        11/01/08               204,486
       55     Raytheon Co.                                                               8.30        03/01/10                61,342

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$     692     Systems 2001 Asset Trust - 144A** (Cayman Islands)                        6.664%       09/15/13        $      739,194
                                                                                                                     --------------
                                                                                                                          1,352,803
                                                                                                                     --------------
              AIR FREIGHT/COURIERS (0.0%)
      335     Fedex Corp.                                                                2.65        04/01/07               325,858
                                                                                                                     --------------
              AIRLINES (0.1%)
      823     America West Airlines, Inc. (Series 01-1)                                  7.10        04/02/21               868,654
      295     Southwest Airlines Co. (Series 01-1)                                      5.496        11/01/06               295,939
                                                                                                                     --------------
                                                                                                                          1,164,593
                                                                                                                     --------------
              APPAREL/FOOTWEAR RETAIL (0.0%)
      285     Limited Brands, Inc.                                                       6.95        03/01/33               284,460
                                                                                                                     --------------
              BEVERAGES: ALCOHOLIC (0.1%)
      475     FBG Finance Ltd.- 144A** (Australia)                                      5.125        06/15/15               457,891
      470     Miller Brewing Co. - 144A**                                                4.25        08/15/08               460,404
                                                                                                                     --------------
                                                                                                                            918,295
                                                                                                                     --------------
              CABLE/SATELLITE TV (0.1%)
      135     Comcast Cable Communications Inc.                                          6.75        01/30/11               142,345
       60     Comcast Corp.                                                             7.625        02/15/08                62,663
      405     Cox Communications, Inc.                                                  4.625        01/15/10               391,466
      490     TCI Communications, Inc.                                                  7.875        02/15/26               556,788
                                                                                                                     --------------
                                                                                                                          1,153,262
                                                                                                                     --------------
              CASINO/GAMING (0.1%)
      610     Harrah's Operating Co., Inc.                                              5.625        06/01/15               597,400
                                                                                                                     --------------
              CHEMICALS: MAJOR DIVERSIFIED (0.0%)
      270     ICI Wilmington Inc.                                                       4.375        12/01/08               262,527
                                                                                                                     --------------
              CONTAINERS/PACKAGING (0.1%)
      630     Sealed Air Corp. - 144A**                                                 5.625        07/15/13               623,197
                                                                                                                     --------------
              DEPARTMENT STORES (0.1%)
      980     May Department Stores Co., Inc.                                            5.95        11/01/08               998,362
                                                                                                                     --------------
              DRUGSTORE CHAINS (0.1%)
    1,505     CVS Corp.                                                                 5.625        03/15/06             1,505,903
                                                                                                                     --------------
              ELECTRIC UTILITIES (0.7%)
      460     Ameren Corp.                                                              4.263        05/15/07               454,381
      455     Arizona Public Service Co.                                                 5.80        06/30/14               460,584
      140     Arizona Public Service Co.                                                 6.75        11/15/06               141,616
      450     Carolina Power & Light Co.                                                5.125        09/15/13               445,812
      515     CC Funding Trust I                                                         6.90        02/16/07               523,754

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$     250     Cincinnati Gas & Electric Co.                                              5.70%       09/15/12        $      254,054
       45     Columbus Southern Power Co.                                                4.40        12/01/10                43,368
      235     Consolidated Natural Gas Co.                                               5.00        12/01/14               226,948
      460     Consolidated Natural Gas Co. (Series C)                                    6.25        11/01/11               483,466
      310     Consumers Energy Co.                                                       4.80        02/17/09               305,763
      215     Detroit Edison Co. (The)                                                  6.125        10/01/10               223,219
      140     Entergy Gulf States, Inc.                                                  3.60        06/01/08               134,651
      340     Entergy Gulf States, Inc.                                                  4.81++      12/01/09               332,244
      285     Exelon Corp.                                                               6.75        05/01/11               302,485
      655     FPL Group Capital Inc.                                                     3.25        04/11/06               653,036
      455     Pacific Gas & Electric Co.                                                 6.05        03/01/34               464,848
      105     Panhandle Eastern Pipe Line Co. (Series B)                                 2.75        03/15/07               102,182
      315     Public Service Electric & Gas Co. (Series MTNB)                            5.00        01/01/13               309,861
      240     Texas Eastern Transmission, LP                                             7.00        07/15/32               275,655
      345     Wisconsin Electric Power Co.                                               3.50        12/01/07               335,740
                                                                                                                     --------------
                                                                                                                          6,473,667
                                                                                                                     --------------
              ELECTRICAL PRODUCTS (0.1%)
      520     Cooper Industries Inc.                                                     5.25        07/01/07               520,759
      415     Cooper Industries Inc. - 144A**                                            5.25        11/15/12               414,287
                                                                                                                     --------------
                                                                                                                            935,046
                                                                                                                     --------------
              ELECTRONICS/APPLIANCES (0.0%)
      260     LG Electronics Inc. - 144A** (South Korea)                                 5.00        06/17/10               253,967
                                                                                                                     --------------
              FINANCE/RENTAL/LEASING (0.5%)
      395     CIT Group, Inc.                                                           2.875        09/29/06               389,982
      310     CIT Group, Inc.                                                            4.75        08/15/08               308,315
        5     CIT Group, Inc.                                                           7.375        04/02/07                 5,131
      635     Countrywide Home Loans, Inc. (Series MTN)                                  3.25        05/21/08               609,126
      100     MBNA Capital (Series A)                                                   8.278        12/01/26               106,160
      630     MBNA Corp.                                                                4.721++      05/05/08               635,415
      320     MBNA Corp.                                                                6.125        03/01/13               336,842
      630     Nationwide Building Society - 144A** (United Kingdom)                      4.25        02/01/10               612,083
      915     Residential Capital Corp.                                                 6.375        06/30/10               938,833
      310     SLM Corp.                                                                  4.00        01/15/10               297,585
      580     SLM Corp. (Series MTNA)                                                    5.00        10/01/13               566,449
                                                                                                                     --------------
                                                                                                                          4,805,921
                                                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              FINANCIAL CONGLOMERATES (0.4%)
$     920     Chase Manhattan Corp.                                                      6.00%       02/15/09        $      941,789
      430     Citigroup Inc.                                                            5.625        08/27/12               440,639
      530     Citigroup Inc.                                                             5.75        05/10/06               531,379
      530     Citigroup Inc.                                                             6.00        02/21/12               554,687
      180     General Electric Capital Corp. (Series MTNA)                               4.25        12/01/10               174,039
       55     General Electric Capital Corp. (Series MTNA)                               4.75        09/15/14                53,520
      760     General Electric Capital Corp. (Series MTNA)                               6.75        03/15/32               885,510
                                                                                                                     --------------
                                                                                                                          3,581,563
                                                                                                                     --------------
              FOOD RETAIL (0.1%)
      575     Kroger Co.                                                                 7.50        04/01/31               643,765
                                                                                                                     --------------
              FOOD: MAJOR DIVERSIFIED (0.1%)
      175     ConAgra Foods, Inc.                                                        7.00        10/01/28               184,959
      215     ConAgra Foods, Inc.                                                        8.25        09/15/30               258,905
      255     Heinz (H.J.) Co. - 144A**                                                 6.428        12/01/08               262,606
                                                                                                                     --------------
                                                                                                                            706,470
                                                                                                                     --------------
              GAS DISTRIBUTORS (0.1%)
      325     NiSource Finance Corp.                                                     4.95++      11/23/09               326,390
      415     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)                   8.294        03/15/14               476,783
      305     Sempra Energy                                                             4.621        05/17/07               303,061
                                                                                                                     --------------
                                                                                                                          1,106,234
                                                                                                                     --------------
              HOME FURNISHINGS (0.1%)
      275     Mohawk Industries, Inc.                                                   6.125        01/15/16               277,027
      290     Mohawk Industries, Inc. (Series D)                                         7.20        04/15/12               307,436
                                                                                                                     --------------
                                                                                                                            584,463
                                                                                                                     --------------
              HOTELS/RESORTS/CRUISELINES (0.1%)
      510     Hyatt Equities LLC - 144A**                                               6.875        06/15/07               518,667
                                                                                                                     --------------
              HOUSEHOLD/PERSONAL CARE (0.1%)
      590     Clorox Co. (The)                                                          4.614++      12/14/07               591,382
                                                                                                                     --------------
              INDUSTRIAL CONGLOMERATES (0.1%)
      330     Textron Financial Corp.                                                   4.125        03/03/08               324,660
      240     Textron Financial Corp. (Series MTN)                                      5.125        02/03/11               239,916
                                                                                                                     --------------
                                                                                                                            564,576
                                                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              INSURANCE BROKERS/SERVICES (0.2%)
$     900     Farmers Exchange Capital - 144A**                                          7.05%       07/15/28        $      939,469
      805     Marsh & McLennan Companies, Inc.                                          5.375        07/15/14               786,830
                                                                                                                     --------------
                                                                                                                          1,726,299
                                                                                                                     --------------
              INVESTMENT BANKS/BROKERS (0.1%)
      640     Goldman Sachs Group Inc. (The)                                             6.60        01/15/12               683,290
                                                                                                                     --------------
              MAJOR BANKS (0.1%)
      195     Bank of New York Co., Inc. (The)                                           5.20        07/01/07               195,579
      250     Bank of New York Co., Inc. (The) (Series BKNT)                             3.80        02/01/08               244,671
      280     HSBC Finance Corp.                                                         6.75        05/15/11               299,146
      325     Huntington National Bank (Series BKNT)                                    4.375        01/15/10               316,391
                                                                                                                     --------------
                                                                                                                          1,055,787
                                                                                                                     --------------
              MAJOR TELECOMMUNICATIONS (0.3%)
      530     Deutsche Telekom International Finance Corp. BV (Netherlands)              8.25        06/15/30               663,161
      500     France Telecom S.A. (France)                                               8.75        03/01/31               655,363
      305     SBC Communications, Inc.                                                   6.15        09/15/34               301,293
      150     Sprint Capital Corp.                                                       8.75        03/15/32               196,747
      270     Telecom Italia Capital SA (Luxembourg)                                     4.00        11/15/08               261,538
      405     Telecom Italia Capital SA (Luxembourg)                                     4.00        01/15/10               385,075
                                                                                                                     --------------
                                                                                                                          2,463,177
                                                                                                                     --------------
              MANAGED HEALTH CARE (0.1%)
      530     WellPoint Health Networks Inc.                                            6.375        06/15/06               532,770
                                                                                                                     --------------
              MEDIA CONGLOMERATES (0.0%)
      465     News America Inc. - 144A**                                                 6.40        12/15/35               464,582
                                                                                                                     --------------
              MEDICAL SPECIALTIES (0.1%)
      495     Baxter Finco BV - 144A** (Netherlands)                                     4.75        10/15/10               486,609
                                                                                                                     --------------
              MOTOR VEHICLES (0.0%)
      250     DaimlerChrysler North American Holdings Co.                                8.50        01/18/31               304,010
                                                                                                                     --------------
              MULTI-LINE INSURANCE (0.4%)
    1,165     AIG Sun America Global Finance VI - 144A**                                 6.30        05/10/11             1,231,760
      575     American General Finance Corp. (Series MTNF)                              5.875        07/14/06               577,794
      910     AXA Financial Inc.                                                         6.50        04/01/08               940,732
       95     Hartford Financial Services Group, Inc. (The)                             2.375        06/01/06                94,237

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$     235     International Lease Finance Corp.                                          3.75%       08/01/07        $      230,535
      405     Two-Rock Pass Through - 144A** (Bahamas)+                                  5.27++      12/31/49               402,866
                                                                                                                     --------------
                                                                                                                          3,477,924
                                                                                                                     --------------
              OTHER METALS/MINERALS (0.0%)
      390     Brascan Corp. (Canada)                                                    7.125        06/15/12               422,446
                                                                                                                     --------------
              PROPERTY - CASUALTY INSURERS (0.3%)
      760     Mantis Reef Ltd. - 144A** (Australia)                                     4.692        11/14/08               745,473
      300     Platinum Underwriters Finance Holdings, Ltd. (Series B)                    7.50        06/01/17               306,729
      360     Platinum Underwriters Finance Holdings, Ltd. (Series B) (Bahamas)         6.371        11/16/07               360,526
      515     St. Paul Travelers Companies, Inc. (The)                                   5.01        08/16/07               513,725
      700     XLLIAC Global Funding - 144A**                                             4.80        08/10/10               688,993
                                                                                                                     --------------
                                                                                                                          2,615,446
                                                                                                                     --------------
              PUBLISHING: NEWSPAPERS (0.0%)
      325     Knight Ridder, Inc.                                                        5.75        09/01/17               278,882
                                                                                                                     --------------
              PULP & PAPER (0.0%)
      305     Sappi Papier Holding AG - 144A** (Austria)                                 6.75        06/15/12               286,169
                                                                                                                     --------------
              RAILROADS (0.1%)
      256     Burlington North Santa Fe Railway Co.                                     4.575        01/15/21               245,842
      310     Burlington North Santa Fe Railway Co.                                     6.125        03/15/09               319,666
      290     Norfolk Southern Corp.                                                     7.35        05/15/07               298,589
      110     Union Pacific Corp.                                                       6.625        02/01/08               113,300
      180     Union Pacific Corp.                                                        6.65        01/15/11               190,963
      100     Union Pacific Corp. - 144A** (Series 2004-2)                              5.214        09/30/14                99,299
      140     Union Pacific Corp. (Series MTNE)                                          6.79        11/09/07               144,142
                                                                                                                     --------------
                                                                                                                          1,411,801
                                                                                                                     --------------
              REAL ESTATE DEVELOPMENT (0.1%)
    1,282     World Financial Properties - 144A** (Series 1996 WFP- B)                   6.91        09/01/13             1,344,577
                                                                                                                     --------------
              REAL ESTATE INVESTMENT TRUSTS (0.1%)
      770     EOP Operating L.P.                                                        6.763        06/15/07               783,598
                                                                                                                     --------------
              REGIONAL BANKS (0.1%)
      800     Marshall & Ilsley Bank (Series BKNT)                                       3.80        02/08/08               784,995
                                                                                                                     --------------
              SAVINGS BANKS (0.2%)
      305     Household Finance Corp.                                                   4.125        12/15/08               297,374

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$     230     Household Finance Corp.                                                   5.875%       02/01/09        $      235,056
      175     Household Finance Corp.                                                   6.375        10/15/11               184,505
      350     Household Finance Corp.                                                    6.40        06/17/08               360,137
      100     Sovereign Bank (Series CD)                                                 4.00        02/01/08                98,170
      470     Washington Mutual Bank                                                     5.50        01/15/13               471,229
      260     Washington Mutual Inc.                                                     8.25        04/01/10               287,903
                                                                                                                     --------------
                                                                                                                          1,934,374
                                                                                                                     --------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (0.1%)
      190     Caterpillar Financial Services Corp. (Series MTNF)                        3.625        11/15/07               185,731
      480     Caterpillar Financial Services Corp. (Series MTNF)                         4.44++      08/20/07               481,096
                                                                                                                     --------------
                                                                                                                            666,827
                                                                                                                     --------------
              WIRELESS TELECOMMUNICATIONS (0.0%)
      480     Vodafone Group PLC (United Kingdom)                                       4.611++      12/28/07               480,144
                                                                                                                     --------------
              TOTAL CORPORATE BONDS
               (COST $52,100,156)                                                                                        52,478,584
                                                                                                                     --------------
              ASSET-BACKED SECURITIES (3.9%)
              FINANCE/RENTAL/LEASING
    2,300     American Express Credit Account Master Trust 2001-2 A                      5.53        10/15/08             2,303,659
    1,500     American Express Credit Account Master Trust 2002-3 A                      4.58++      12/15/09             1,502,954
    2,100     American Express Credit Account Master Trust 2003-3 A                      4.58++      11/15/10             2,105,949
      350     Asset Backed Funding Certificates 2005-WF1 A2A                            4.661++      01/25/35               350,590
    1,225     Banc of America Securities Auto Trust 2005-WF1 A3                          3.99        08/18/09             1,209,684
       31     Capital Auto Receivables Asset Trust 2003-2 A3A                            1.44        02/15/07                30,971
      850     Capital Auto Receivables Asset Trust 2003-3 A3B                            4.55++      01/15/08               850,976
    1,250     Capital Auto Receivables Asset Trust 2005-1 A4                             4.05        07/15/09             1,235,936
    1,050     Caterpillar Financial Asset Trust 2005-A A3                                3.90        02/25/09             1,037,202
      960     Chase Credit Card Master Trust 2001-4 A                                    5.50        11/17/08               963,217
      469     CIT Equipment Collateral 2004-EF1 A3                                       3.50        09/20/08               462,406
      800     CNH Equipment Trust 2005-A A3                                              4.02        04/15/09               791,037

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$     950     Daimler Chrysler Auto Trust 2005-B A3                                      4.04%       09/08/09        $      939,326
      800     Ford Credit Auto Owner Trust 2005B A3                                      4.17        01/15/09               793,657
      900     GE Capital Credit Card Master Note Trust 2004-2 A                          4.51++      09/15/10               901,198
      850     GE Dealer Floorplan Master Note Trust 2004-1 A                             4.54++      07/20/08               850,559
      725     GE Equipment Small Ticket LLC 2005-2A                                      4.88        10/22/09               724,339
      950     Harley Davidson Motorcycle Trust 2005-3 A2                                 4.41        06/15/12               940,755
    1,500     Harley-Davidson Motorcycle Trust 2005-1 A2                                 3.76        12/17/12             1,469,904
      750     Harley-Davidson Motorcycle Trust 2005-2 A2                                 4.07        02/15/12               738,000
      700     Hertz Vehicle Financing LLC 2005-2A                                        4.93        02/25/10               698,687
      650     Honda Auto Receivables Owner Trust 2005-2 A3                               3.93        01/15/09               642,435
      750     Hyundai Auto Receivables Trust 2005-A A3                                   3.98        11/16/09               739,200
    1,475     MBNA Credit Card Master Note Trust 2003-A3 A3                              4.59++      08/16/10             1,479,481
    1,550     MBNA Master Credit Card Trust 1999-B A                                     5.90        08/15/11             1,596,661
    1,325     Merrill Auto Trust Securitization 2005-1 A3                                4.10        08/25/09             1,309,197
      925     National City Auto Receivables Trust 2004-A A4                             2.88        05/15/11               891,503
      147     Residential Asset Securities Corp. 2004-KS8 AI1                            4.69++      10/25/22               146,612
      275     TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2                    4.81        11/17/14               271,498
    1,600     USAA Auto Owner Trust 2004-2 A-4                                           3.58        02/15/11             1,568,080
    1,550     USAA Auto Owner Trust 2004-3 A3                                            3.16        02/17/09             1,529,539
      975     USAA Auto Owner Trust 2005-1 A3                                            3.90        07/15/09               963,884
      850     Volkswagen Auto Lease Trust 2005-A A3                                      3.82        05/20/08               841,824
      900     Volkswagen Auto Loan Enhanced Trust                                        4.80        07/20/09               898,682
       69     Wachovia Auto Owner Trust 2004-B A2                                        2.40        05/21/07                68,998
      525     Wachovia Auto Owner Trust 2004-B A3                                        2.91        04/20/09               517,792
      650     Wachovia Auto Owner Trust 2005-A A3                                        4.06        09/21/09               642,714
      975     Wachovia Auto Owner Trust 2005-B A3                                        4.79        04/20/10               973,530
      500     World Omni Auto Receivables Trust 2004-A A3                                3.29        11/12/08               494,965
                                                                                                                     --------------
              TOTAL ASSET-BACKED SECURITIES
               (COST $36,650,668)                                                                                        36,477,601
                                                                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
$     230     United Mexican States (Mexico)                                            8.375%       01/14/11        $      261,625
      430     United Mexican States (Mexico) (Series MTN)                                8.30        08/15/31               542,875
      315     United Mexican States (Mexico) (Series MTNA)                               8.00        09/24/22               385,087
                                                                                                                     --------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS
               (COST $1,036,114)                                                                                          1,189,587
                                                                                                                     --------------
              U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES (2.7%)
              Federal Home Loan Mortgage Corp.
       41                                                                                6.50        12/01/32                41,697
    1,530                                                                                7.50   05/01/29 - 05/01/32       1,516,494
              Federal Home Loan Mortgage Corp. PC Gold
      680                                                                                6.50   05/01/29 - 09/01/32         697,475
       59                                                                                7.50        01/01/30                61,554
        4                                                                                8.00        07/01/30                 4,644
              Federal National Mortgage Assoc.
      850                                                                                6.50   12/01/29 - 01/01/33         874,233
    8,305                                                                                7.00   12/01/17 - 11/01/35       8,637,279
    2,199                                                                                7.50   07/01/29 - 08/01/32       2,303,760
    2,987                                                                                8.00   05/01/09 - 02/01/32       3,192,240
              Federal National Mortgage Assoc. ARM
      935                                                                                4.60        07/01/33               934,793
    3,693                                                                                4.84        01/01/36             3,795,639
    3,693                                                                               5.002        01/01/36             3,796,943
                                                                                                                     --------------
              TOTAL U.S. GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES
               (COST $25,922,550)                                                                                        25,856,751
                                                                                                                     --------------
              U.S. GOVERNMENT OBLIGATIONS (11.0%)
              U.S. Treasury Bonds
   11,750                                                                                0.00        02/15/25             4,771,405
      250                                                                                5.50        08/15/28               276,338
    5,575                                                                               6.125        08/15/29             6,673,453
    1,295                                                                               6.375        08/15/27             1,578,737
   16,300                                                                               8.125   08/15/19 - 08/15/21      22,156,873
              U.S. Treasury Notes
    9,000                                                                               3.375        02/15/08             8,803,836
   41,500                                                                               3.625        05/15/13            39,236,963
      850                                                                                4.00        11/15/12               824,202
   18,655                                                                                4.25   08/15/13 - 11/15/13      18,306,232

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                            COUPON          MATURITY
THOUSANDS                                                                             RATE             DATE              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
              U.S. Treasury Strip
$     755                                                                                0.00%       02/15/25        $      305,450
    3,250                                                                                0.00        02/15/27             1,205,483
                                                                                                                     --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $102,383,133)                                                                                      104,138,972
                                                                                                                     --------------
              U.S. GOVERNMENT AGENCIES-COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
    2,581     Federal National Mortgage Assoc. 2005-68X1 (IO)                            6.00        08/25/35               792,344
    1,333     Freddie Mac Whole Loan 2005-S001 2A2                                       4.68        09/25/45             1,335,477
                                                                                                                     --------------
              TOTAL U.S. GOVERNMENT AGENCIES-COLLATERALIZED MORTGAGE OBLIGATIONS
               (COST $1,794,048)                                                                                          2,127,821
                                                                                                                     --------------
              SHORT-TERM INVESTMENTS (8.1%)
              U.S. GOVERNMENT OBLIGATION (A) (0.0%)
      250     U.S. Treasury Bills ***
               (COST $245,207)                                                           4.26        07/13/06               245,207
                                                                                                                     --------------
              REPURCHASE AGREEMENT (8.1%)
   77,092     Joint repurchase agreement account
               (dated 01/31/06; proceeds $77,101,519)
               (b) (COST $77,092,000)                                                   4.445        02/01/06            77,092,000
                                                                                                                     --------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $77,337,207)                                                                                        77,337,207
                                                                                                                     --------------
              TOTAL INVESTMENTS
               (COST $758,549,263) (c) (d)                                                              100.1%          951,988,110
              LIABILITIES IN EXCESS OF OTHER ASSETS                                                      (0.1)           (1,353,321)
                                                                                                        -----        --------------
              NET ASSETS                                                                                100.0%       $  950,634,789
                                                                                                        =====        ==============

----------
   ADR   AMERICAN DEPOSITARY RECEIPT.
   ARM   ADJUSTABLE RATE MORTGAGE.
   IO    INTEREST ONLY.
   PC    PARTICIPATION CERTIFICATE.
   *     NON-INCOME PRODUCING SECURITY.
   **    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   *** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $21,760.
   +     FOREIGN ISSUED SECURITY WITH PERPETUAL MATURITY.
   ++ VARIABLE RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT OF JANUARY 31, 2006.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b)   COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $56,346,979 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $201,758,068 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $8,319,221, RESULTING IN NET UNREALIZED APPRECIATION OF $193,438,847.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

                                                                                                 UNREALIZED
NUMBER OF                             DESCRIPTION/DELIVERY                 UNDERLYING FACE      APPRECIATION
CONTRACTS     LONG/SHORT                MONTH, AND YEAR                    AMOUNT AT VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
   171           Short       U.S. Treasury Notes 2 Year, March 2006        $   (35,028,283)    $       57,355
    19           Short       U.S. Treasury Notes 5 Year, March 2006             (2,008,953)             1,986
     4           Short       U.S. Treasury Notes 5 Year, June 2006                (422,750)               348
   130           Long        U.S. Treasury Notes 10 Year, March 2006            14,096,875            (60,434)
    18           Long        U.S. Treasury Notes 10 Year, June 2006              1,950,188             (2,159)
    24           Short       U.S. Treasury Bonds 20 Year, March 2006            (2,708,250)            30,965
                                                                                               --------------
                             Net Unrealized Appreciation                                       $       28,061
                                                                                               ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (cost $758,549,263)                                               $   951,988,110
Cash                                                                            950
Receivable for:
  Interest                                                                2,462,054
  Dividends                                                                 374,837
  Investments sold                                                          312,205
  Shares of beneficial interest sold                                        230,099
Prepaid expenses and other assets                                            41,793
                                                                    ---------------
    TOTAL ASSETS                                                        955,410,048
                                                                    ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                   2,190,225
  Shares of beneficial interest redeemed                                  1,490,430
  Distribution fee                                                          458,367
  Investment advisory fee                                                   350,722
  Administration fee                                                         66,804
  Transfer agent fee                                                         63,414
Accrued expenses and other payables                                         155,297
                                                                    ---------------
    TOTAL LIABILITIES                                                     4,775,259
                                                                    ---------------
    NET ASSETS                                                      $   950,634,789
                                                                    ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                     $   769,685,501
Net unrealized appreciation                                             193,466,908
Accumulated undistributed net investment income                           1,471,523
Accumulated net realized loss                                           (13,989,143)
                                                                    ---------------
    NET ASSETS                                                      $   950,634,789
                                                                    ===============
CLASS A SHARES:
Net Assets                                                          $   498,459,298
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                25,683,131
    NET ASSET VALUE PER SHARE                                       $         19.41
                                                                    ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                 $         20.49
                                                                    ===============
CLASS B SHARES:
Net Assets                                                          $   353,681,822
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                18,179,164
    NET ASSET VALUE PER SHARE                                       $         19.46
                                                                    ===============
CLASS C SHARES:
Net Assets                                                          $    40,750,068
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 2,108,036
    NET ASSET VALUE PER SHARE                                       $         19.33
                                                                    ===============
CLASS D SHARES:
Net Assets                                                          $    57,743,601
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 2,971,413
    NET ASSET VALUE PER SHARE                                       $         19.43
                                                                    ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2006 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                            $     6,535,743
Dividends (net of $21,656 foreign withholding tax)                        5,215,154
                                                                    ---------------
    TOTAL INCOME                                                         11,750,897
                                                                    ---------------
EXPENSES
Investment advisory fee                                                   2,038,694
Distribution fee (Class A shares)                                           623,616
Distribution fee (Class B shares)                                         1,865,596
Distribution fee (Class C shares)                                           204,787
Transfer agent fees and expenses                                            679,115
Administration fee                                                          388,323
Shareholder reports and notices                                              75,761
Professional fees                                                            38,135
Registration fees                                                            24,571
Custodian fees                                                               20,769
Trustees' fees and expenses                                                  11,009
Other                                                                        31,732
                                                                    ---------------
    TOTAL EXPENSES                                                        6,002,108
                                                                    ---------------
    NET INVESTMENT INCOME                                                 5,748,789
                                                                    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                              70,069,401
Futures contracts                                                            92,292
                                                                    ---------------
    NET REALIZED GAIN                                                    70,161,693
                                                                    ---------------
NET CHANGE IN UNREALIZED APPRECIATION/
DEPRECIATION ON:
Investments                                                             (15,011,650)
Futures contracts                                                          (256,144)
                                                                    ---------------
    NET DEPRECIATION                                                    (15,267,794)
                                                                    ---------------
    NET GAIN                                                             54,893,899
                                                                    ---------------
NET INCREASE                                                        $    60,642,688
                                                                    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX           FOR THE YEAR
                                                                            MONTHS ENDED             ENDED
                                                                          JANUARY 31, 2006       JULY 31, 2005
                                                                         ------------------    ------------------
                                                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                    $        5,748,789    $        9,822,084
Net realized gain                                                                70,161,693            91,608,088
Net change in unrealized appreciation                                           (15,267,794)           36,053,309
                                                                         ------------------    ------------------

    NET INCREASE                                                                 60,642,688           137,483,481
                                                                         ------------------    ------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                   (3,633,277)           (2,900,467)
Class B shares                                                                   (1,289,016)           (5,549,576)
Class C shares                                                                     (146,818)             (347,195)
Class D shares                                                                     (493,332)           (1,059,379)
                                                                         ------------------    ------------------

    TOTAL DIVIDENDS                                                              (5,562,443)           (9,856,617)
                                                                         ------------------    ------------------

Net decrease from transactions in shares of beneficial interest                (112,809,694)         (250,828,677)
                                                                         ------------------    ------------------

NET DECREASE                                                                    (57,729,449)         (123,201,813)

NET ASSETS:
Beginning of period                                                           1,008,364,238         1,131,566,051
                                                                         ------------------    ------------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$1,471,523 AND $1,285,177, RESPECTIVELY)                                 $      950,634,789    $    1,008,364,238
                                                                         ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENT
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion; and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,326,135 at January 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $382, $368,275 and $3,786, respectively and received $43,062 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2006 aggregated $212,716,116 and $334,647,243, respectively.
Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $68,506,501 and $72,577,385, respectively.

For the six months ended January 31, 2006, the Fund incurred brokerage commissions of $132,999 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended January 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,872. At January 31, 2006, the Fund had an accrued pension liability of $78,226 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate and market risks, the Fund may enter into interest rate futures ("future contracts").

Forward contracts and future contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                FOR THE SIX                          FOR THE YEAR
                                                                MONTHS ENDED                             ENDED
                                                              JANUARY 31, 2006                       JULY 31, 2005
                                                     ----------------------------------    ----------------------------------
                                                                (UNAUDITED)
                                                         SHARES             AMOUNT             SHARES             AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                         278,832    $     5,170,244            840,672    $    13,790,598
Conversion from Class B                                    1,161,785         21,519,214         26,158,781        452,791,613
Reinvestment of dividends                                    174,252          3,233,427            148,520          2,628,095
Redeemed                                                  (3,780,509)       (70,172,513)        (2,922,292)       (51,577,863)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A                        (2,165,640)       (40,249,628)        24,225,681        417,632,443
                                                     ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                         400,043          7,430,722          1,802,497         31,046,194
Conversion to Class A                                     (1,158,960)       (21,519,214)       (26,189,482)      (452,791,613)
Reinvestment of dividends                                     58,758          1,093,178            279,071          4,808,314
Redeemed                                                  (2,803,384)       (52,036,491)       (13,785,546)      (237,957,003)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                                   (3,503,543)       (65,031,805)       (37,893,460)      (654,894,108)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                         130,668          2,387,686            341,082          5,845,255
Reinvestment of dividends                                      7,132            131,959             18,201            314,609
Redeemed                                                    (311,453)        (5,763,555)          (649,757)       (11,210,612)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                                     (173,653)        (3,243,910)          (290,474)        (5,050,748)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                         119,097          2,226,324            226,903          3,947,950
Reinvestment of dividends                                     24,526            455,499             56,499            979,608
Redeemed                                                    (373,693)        (6,966,174)          (774,991)       (13,443,822)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                                     (230,070)        (4,284,351)          (491,589)        (8,516,264)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                                      (6,072,906)   $  (112,809,694)       (14,449,842)   $  (250,828,677)
                                                     ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2005, the Fund had a net capital loss carryforward of $79,079,713 which will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and straddles, mark-to-market of open futures contracts and book amortization of premiums on debt securities.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

9. SUBSEQUENT EVENT
On February 6, 2006, the Trustees of the Fund and Morgan Stanley Total Return Trust ("Total Return") approved a plan of reorganization whereby Total Return would be merged into the Fund. The plan of reorganization is subject to the consent of Total Return shareholders at a special meeting scheduled to be held during the third quarter of 2006. If approved, the assets of the Fund would be combined with the assets of Total Return and shareholders of Total Return would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Total Return.

MORGAN STANLEY STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                           FOR THE YEAR ENDED JULY 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                          JANUARY 31, 2006        2005          2004          2003          2002          2001
                                          ----------------     ----------    ----------    ----------    ----------    ----------
                                             (unaudited)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period      $          18.31     $    16.28    $    14.72    $    13.53    $    16.43    $    20.64
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
  operations:
    Net investment income++                           0.14           0.27          0.20          0.14          0.22          0.44
    Net realized and unrealized
      gain (loss)                                     1.10           2.03          1.58          1.21         (2.84)        (1.55)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
  operations                                          1.24           2.30          1.78          1.35         (2.62)        (1.11)
                                          ----------------     ----------    ----------    ----------    ----------    ----------

Less dividends and distributions
  from:
    Net investment income                            (0.14)         (0.27)        (0.22)        (0.16)        (0.28)        (0.50)
    Net realized gain                                    -              -             -             -             -         (2.60)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                    (0.14)         (0.27)        (0.22)        (0.16)        (0.28)        (3.10)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period            $          19.41     $    18.31    $    16.28    $    14.72    $    13.53    $    16.43
                                          ================     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                         6.79%(1)      14.23%        12.10%        10.11%       (16.14)%       (6.24)%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              0.93%(2)       0.93%         0.95%         0.93%         0.88%         0.85%
Net investment income                                 1.49%(2)       1.48%         1.24%         0.95%         1.44%         2.41%

SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                            $        498,459     $  510,016    $   58,968    $   53,951    $   78,583    $  116,383
Portfolio turnover rate                                 24%(1)         48%           42%          124%          164%          136%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                           FOR THE YEAR ENDED JULY 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                          JANUARY 31, 2006        2005          2004          2003          2002          2001
                                          ----------------     ----------    ----------    ----------    ----------    ----------
                                             (unaudited)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period      $          18.36     $    16.29    $    14.73    $    13.54    $    16.43    $    20.65
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
  operations:
    Net investment income++                           0.07           0.11          0.08          0.02          0.10          0.30
    Net realized and unrealized
      gain (loss)                                     1.10           2.08          1.58          1.22         (2.84)        (1.57)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
  operations                                          1.17           2.19          1.66          1.24         (2.74)        (1.27)
                                          ----------------     ----------    ----------    ----------    ----------    ----------

Less dividends and distributions
  from:
    Net investment income                            (0.07)         (0.12)        (0.10)        (0.05)        (0.15)        (0.35)
    Net realized gain                                    -              -             -             -             -         (2.60)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                    (0.07)         (0.12)        (0.10)        (0.05)        (0.15)        (2.95)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period            $          19.46     $    18.36    $    16.29    $    14.73    $    13.54    $    16.43
                                          ================     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                         6.36%(1)      13.49%        11.24%         9.20%       (16.77%)       (7.05%)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.68%(2)       1.68%         1.71%         1.73%         1.67%         1.63%
Net investment income                                 0.74%(2)       0.73%         0.48%         0.15%         0.64%         1.63%

SUPPLEMENTAL DATA:
Net assets, end of period,
  in millions                             $            354     $      398    $      971    $    1,042    $    1,216    $    1,827
Portfolio turnover rate                                 24%(1)         48%           42%          124%          164%          136%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                           FOR THE YEAR ENDED JULY 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                          JANUARY 31, 2006        2005          2004          2003          2002          2001
                                          ----------------     ----------    ----------    ----------    ----------    ----------
                                             (unaudited)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period      $          18.24     $    16.21    $    14.66    $    13.46    $    16.36    $    20.57
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
  operations:
    Net investment income++                           0.07           0.13          0.08          0.03          0.10          0.29
    Net realized and unrealized
      gain (loss)                                     1.09           2.04          1.57          1.21         (2.83)        (1.55)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
  operations                                          1.16           2.17          1.65          1.24         (2.73)        (1.26)
                                          ----------------     ----------    ----------    ----------    ----------    ----------

Less dividends and distributions
  from:
    Net investment income                            (0.07)         (0.14)        (0.10)        (0.04)        (0.17)        (0.35)
    Net realized gain                                    -              -             -             -             -         (2.60)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                    (0.07)         (0.14)        (0.10)        (0.04)        (0.17)        (2.95)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period            $          19.33     $    18.24    $    16.21    $    14.66    $    13.46    $    16.36
                                          ================     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                         6.36%(1)      13.44%        11.25%         9.09%       (16.70%)       (7.00%)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.68%(2)       1.65%         1.71%         1.73%         1.67%         1.63%
Net investment income                                 0.74%(2)       0.76%         0.48%         0.15%         0.64%         1.63%

SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                            $         40,750     $   41,621    $   41,697    $   36,351    $   34,727    $   45,612
Portfolio turnover rate                                 24%(1)         48%           42%          124%          164%          136%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                           FOR THE YEAR ENDED JULY 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                          JANUARY 31, 2006        2005          2004          2003          2002          2001
                                          ----------------     ----------    ----------    ----------    ----------    ----------
                                             (unaudited)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period      $          18.34     $    16.29    $    14.73    $    13.55    $    16.45    $    20.67
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
  operations:
    Net investment income++                           0.16           0.30          0.24          0.16          0.26          0.48
    Net realized and unrealized
      gain (loss)                                     1.09           2.06          1.58          1.21         (2.85)        (1.56)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
  operations                                          1.25           2.36          1.82          1.37         (2.59)        (1.08)
                                          ----------------     ----------    ----------    ----------    ----------    ----------

Less dividends and distributions
  from:
    Net investment income                            (0.16)         (0.31)        (0.26)        (0.19)        (0.31)        (0.54)
    Net realized gain                                    -              -             -             -             -         (2.60)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Total dividends and distributions                    (0.16)         (0.31)        (0.26)        (0.19)        (0.31)        (3.14)
                                          ----------------     ----------    ----------    ----------    ----------    ----------
Net asset value, end of period            $          19.43     $    18.34    $    16.29    $    14.73    $    13.55    $    16.45
                                          ================     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+                                         6.86%(1)      14.60%        12.37%        10.25%       (15.94%)       (6.07%)
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              0.68%(2)       0.68%         0.71%         0.73%         0.67%         0.63%
Net investment income                                 1.74%(2)       1.73%         1.48%         1.15%         1.64%         2.63%

SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                            $         57,744     $   58,707    $   60,177    $   61,423    $   58,834    $   81,594
Portfolio turnover rate                                 24%(1)         48%           42%          124%          164%          136%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

38585RPT-RA06-0023OP-Y01/06


[GRAPHIC]

MORGAN STANLEY FUNDS


MORGAN STANLEY STRATEGIST FUND


SEMIANNUAL REPORT

JANUARY 31, 2006

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
---------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
---------------------
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
-----------------
Francis Smith
Principal Financial Officer
March 23, 2006